NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2018
Disclosure Text Block [Abstract]
NON-CONTROLLING INTERESTS

14. NON-CONTROLLING INTERESTS

Brookfield Renewable’s non-controlling interests are comprised of the following as at December 31:

(MILLIONS)	2018	2017
Participating non-controlling interests - in operating subsidiaries	$8,129	$6,298
General partnership interest in a holding subsidiary held by Brookfield	66	58
Participating non-controlling interests - in a holding subsidiary -
Redeemable/Exchangeable units held by Brookfield	3,252	2,843
Preferred equity	568	616
	$12,015	$9,815

Participating non-controlling interests – in operating subsidiaries

The net change in participating non-controlling interests – in operating subsidiaries is as follows:

	Brookfield					Isagen	Isagen public
	Americas	Brookfield	Brookfield	Canadian	The	institu-	non-con
Infrastructure		Infrastructure	Infrastructure	Hydroelectric	Catalyst	tional	-trolling
(MILLIONS)	Fund	Fund II	Fund III	Portfolio	Group	investors	interests	Other	Total
As at December 31, 2015	$958	$1,441	$-	$-	$121	$-	$-	$67	$2,587
Net income	(18)	(16)	15	-	16	47	19	2	65
OCI	46	228	-	-	2	148	205	6	635
Capital contributions	-	74	1,074	-	-	1,473	-	-	2,621
Acquisition	-	-	-	-	-	-	1,417	-	1,417
Distributions	(23)	(73)	(7)	-	(12)	-	-	(4)	(119)
MTO adjustments	-	-	3	-	-	7	(1,627)	-	(1,617)
As at December 31, 2016	$963	$1,654	$1,085	$-	$127	$1,675	$14	$71	$5,589
Net (loss) income	(29)	(13)	33	-	12	47	-	3	53
OCI	(76)	269	111	-	2	78	(1)	-	383
Capital contributions	-	89	186	-	-	19	-	-	294
Acquisition	-	-	525	-	-	-	-	-	525
Distributions	(8)	(317)	(88)	-	(7)	(115)	-	(4)	(539)
Purchase of Isagen shares	-	-	(1)	-	-	(5)	5	-	(1)
Other	-	-	1	-	-	2	(9)	-	(6)
As at December 31, 2017	$850	$1,682	$1,852	$-	$134	$1,701	$9	$70	$6,298
Net income	1	9	86	4	14	174	1	8	297
OCI	66	298	805	(11)	(18)	504	5	58	1,707
Capital contributions	-	9	5	293	-	-	-	-	307
Acquisition	-	-	-	-	-	-	-	21	21
Distributions	(17)	(81)	(276)	-	(6)	(167)	-	(6)	(553)
Other	-	12	(3)	(10)	-	-	-	53	52
As at December 31, 2018	$900	$1,929	$2,469	$276	$124	$2,212	$15	$204	$8,129
Interests held by third parties	75-80%	43-60%	23-71%	25-44%	25%	53%	0.5%	20-50%	-

The following tables summarize certain financial information of operating subsidiaries that have non-controlling interests that are material to Brookfield Renewable:

	Brookfield
	Americas	Brookfield	Brookfield	Canadian	The
	Infrastructure	Infrastructure	Infrastructure	Hydroelectric	Catalyst
(MILLIONS)	Fund	Fund II	Fund III(1)	Portfolio	Group	Isagen(2)	Other	Total
Interests held by third parties	75-80%	43-60%	69-71%	25-44%	25%	76%	20-50%
Place of business	United States,Brazil	United States,Brazil,Europe	United States, Brazil, India, China	Canada	United States	Colombia	United States,Brazil,Canada
Year ended December 31, 2016:
Revenue	$118	$394	$28	$-	$164	$819	$27	$1,550
Net income	(22)	(23)	(8)	-	62	110	5	124
Total comprehensive income (loss)	37	356	(8)	-	70	502	31	988
Net income allocated to non-controlling interests	(18)	(16)	(5)	-	16	86	2	65
Year ended December 31, 2017:
Revenue	$123	$430	$53	$-	$135	$797	$32	$1,570
Net (loss) income	(34)	(20)	18	-	47	89	7	107
Total comprehensive income (loss)	(133)	529	126	-	57	236	-	815
Net (loss) income allocated to non-controlling interests	(29)	(13)	13	-	12	67	3	53
As at December 31, 2017:
Property, plant and equipment, at fair value	$1,667	$5,153	$2,149	$-	$964	$5,401	$411	$15,745
Total assets	1,718	5,430	3,294	-	1,066	6,526	426	18,460
Total borrowings	556	2,040	1,502	-	413	1,858	42	6,411
Total liabilities	628	2,422	1,678	-	432	3,336	63	8,559
Carrying value of non-controlling interests	$850	$1,682	$1,138	$-	$134	$2,424	$70	$6,298
Year ended December 31, 2018:
Revenue	$157	$447	$311	$38	$142	$896	$21	$2,012
Net income	2	17	19	15	56	331	2	442
Total comprehensive income (loss)	95	544	898	25	(16)	1,290	16	2,852
Net income allocated to non-controlling interests	1	9	15	6	14	251	1	297
As at December 31, 2018:
Property, plant and equipment, at fair value	$1,687	$5,553	$2,322	$1,679	$875	$6,665	$253	$19,034
Total assets	1,737	5,831	3,725	1,975	982	7,717	293	22,260
Total borrowings	536	1,979	838	924	369	1,744	70	6,460
Total liabilities	582	2,395	1,441	1,933	387	3,548	88	10,374
Carrying value of non-controlling interests	$900	$1,929	$1,641	$314	$124	$3,169	$52	$8,129

  Excludes information relating to Isagen which is presented separately.
  The total third parties ownership interest in Isagen as of December 31, 2018 was 75.9% and comprised of Brookfield Infrastructure Fund III: 22.9%, Isagen Institutional investors 52.5% and other non-controlling interests: 0.5%.

General partnership interest in a holding subsidiary held by Brookfield and Participating non-controlling interests – in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield

Brookfield, as the owner of the 1% general partnership interest in BRELP held by Brookfield (“GP interest”), is entitled to regular distributions plus an incentive distribution based on the amount by which quarterly distributions exceed specified target levels. To the extent that LP Unit distributions exceed $0.375 per LP Unit per quarter, the incentive is 15% of distributions above this threshold. To the extent that quarterly LP Unit distributions exceed $0.4225 per LP Unit, the incentive distribution is equal to 25% of distributions above this threshold.

Consolidated equity includes Redeemable/Exchangeable partnership units and the GP interest. The Redeemable/Exchangeable partnership units are held 100% by Brookfield, which at its discretion has the right to redeem these units for cash consideration. No Redeemable/Exchangeable partnership units have been redeemed for cash consideration. Since this redemption right is subject to Brookfield Renewable’s right, at its sole discretion, to satisfy the redemption request with LP Units of Brookfield Renewable on a one for one basis, the Redeemable/Exchangeable partnership units are classified as equity in accordance with IAS 32, Financial Instruments: Presentation. The Redeemable/Exchangeable partnership units and GP interest are presented as non-controlling interests since they provide Brookfield the direct economic benefits and exposures to the underlying performance of BRELP. The LP Units issued by Brookfield Renewable and the Redeemable/Exchangeable partnership units issued by its subsidiary BRELP have the same economic attributes in all respects, except for the redemption right described above. The Redeemable/Exchangeable partnership units and the GP interest participate in earnings and distributions on a per unit basis equivalent to the per unit participation of the LP Units of Brookfield Renewable.

As at December 31, 2018, general partnership units and Redeemable/Exchangeable partnership units outstanding were 2,651,506 (December 31, 2017: 2,651,506) and 129,658,623 (December 31, 2017: 129,658,623), respectively.

Distributions

The composition of the distributions are presented in the following table:

(MILLIONS)	2018	2017
General partnership interest in a holding
subsidiary held by Brookfield	$5	$5
Incentive distribution	40	30
	$45	$35

Participating non-controlling interests - in a
holding subsidiary - Redeemable/
Exchangeable units held by Brookfield	$255	$243
	$300	$278

The following table summarizes certain financial information regarding General partnership interest in a holding subsidiary held by Brookfield and Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield:

(MILLIONS)	2018	2017	2016
For the year ended December 31:
Revenue	$2,982	$2,625	$2,452
Net income	403	51	40
Comprehensive income	3,667	1,401	1,369
Net income allocated to(1):
GP interest	1	(1)	-
Redeemable/Exchangeable partnership units	17	(23)	(29)
As at December 31:
Property, plant and equipment, at fair value	$29,025	$27,096
Total assets	34,103	30,904
Total borrowings	10,718	11,766
Total liabilities	16,897	16,622
Carrying value of(2):
GP interest	66	58
Redeemable/Exchangeable partnership units	3,252	2,843

  Allocated based on weighted-average GP interest, Redeemable/Exchangeable partnership units and LP Units of 2.7 million, 129.7 million, and 180.2 million, respectively (2017: 2.7 million, 129.7 million, and 173.5 million, respectively and 2016: 2.7 million, 129.7 million, and 156.4 million, respectively).
  Allocated based on outstanding GP interest, Redeemable/Exchangeable partnership units and LP Units of 2.7 million, 129.7 million, and 178.8 million, respectively (2017: 2.7 million, 129.7 million, and 180.4 million, respectively).

Preferred equity

Brookfield Renewable’s preferred equity as at December 31 consists of Class A Preference Shares of Brookfield Renewable Power Preferred Equity Inc. (“BRP Equity”) as follows:

			Earliest	Dividends declared for
		Cumulative	permitted	the year ended		Carrying value as at
(MILLIONS, EXCEPT	Shares	dividend	redemption	December 31
AS NOTED)	outstanding	rate (%)	date	2018	2017	2018	2017
Series 1 (C$136)	5.45	3.36	Apr 2020	$4	$4	$100	$108
Series 2 (C$113)(1)	4.51	4.29	Apr 2020	3	3	83	90
Series 3 (C$249)	9.96	4.40	Jul 2019	8	8	182	197
Series 5 (C$103)	4.11	5.00	Apr 2018	4	4	75	82
Series 6 (C$175)	7.00	5.00	Jul 2018	7	7	128	139
	31.03			$26	$26	$568	$616

Dividend rate represents annualized distribution based on the most recent quarterly floating rate.

The Class A Preference Shares do not have a fixed maturity date and are not redeemable at the option of the holders. As at December 31, 2018, none of the issued Class A Preference Shares have been redeemed by BRP Equity.

Class A Preference Shares – Normal Course Issuer Bid

In June 2018, the TSX accepted notice of BRP Equity’s intention to renew the normal course issuer bid in connection with its outstanding Class A Preference Shares for another year to June 26, 2019, or earlier should the repurchases be completed prior to such date. Under this normal course issuer bid, it is permitted to repurchase up to 10% of the total public float for each respective series of the Class A Preference Shares. Unitholders may receive a copy of the notice, free of charge, by contacting Brookfield Renewable. No shares have been repurchased as of December 31, 2018.